Trade Payables and Other Liabilities - Schedule of Current and Noncurrent Trade and Other Payables (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Current:
Trade payables	$ 513	$ 406
Accrued expenses	412	522
Contract liabilities	558	840
Payables for property, plant and equipment and intangible assets	233	161
Other	159	163
Total	1,875	2,092
Non-current:
Payables for intangible assets	175	193
Contract liabilities	697	744
Other	79	85
Total	$ 951	$ 1,022